PROPERTY AND EQUIPMENT, NET - CARRYING AMOUNT (Details)		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost		¥ 256,670,000		¥ 176,699,000	$ 27,158,000
Property and equipment, at cost		956,721,000		1,043,356,000	160,360,000
Less: accumulated depreciation		(89,945,000)		(43,407,000)	(6,672,000)
Less: impairment		(166,725,000)		(133,292,000)	(20,486,000)
Property and equipment held under capital leases, net		0		0	0
Depreciation of property and equipment held under capital leases		48,473,000	¥ 34,074,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost		13,100,000		13,100,000	2,013,000
Property and equipment, at cost		13,100,000		13,100,000	2,013,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost		243,570,000		163,599,000	25,145,000
Property and equipment, at cost	[1]	856,150,000		928,293,000	142,676,000
Building [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost				39,927,000	6,137,000
Property and equipment, at cost	[1]	¥ 19,446,000		¥ 58,150,000	$ 8,937,000

[1]	The balances as of December 31, 2017 includes completed buildings of RMB39,927,000 (US$6,137,000) and computer equipment of RMB6,150,000 (US$945,000) transferred from assets held for sale (Note 10).